Financial Instruments - Summary of Net Effects of Expired Contracts Met Hedging Criteria (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense	$ 7,568	$ 385	$ 8,777	$ 7,471
Derivatives designated as hedges [member] | Currency swap contract [member]
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense	157		2,102
Foreign exchange	642
Derivatives designated as hedges [member] | Options to purchase foreign currency [member]
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Effects on cost of good sold	(8)
Derivatives designated as hedges [member] | Forward agreements to purchase foreign currency [member]
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Effects on cost of good sold	240		89	(45)
Derivatives designated as hedges [member] | Commodity Price contracts [member]
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Effects on cost of good sold	$ (258)		$ (6)	$ (241)